Document and Entity Information	May 13, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Churchill Capital Corp X/Cayman
Amendment Flag	false
Entity Central Index Key	0002007825
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 13, 2025
Entity Incorporation State Country Code	E9
Entity File Number	001-42646
Entity Tax Identification Number	86-1946291
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	380-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Quarter Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	CCCXU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCCX
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CCCXW
Security Exchange Name	NASDAQ